Etho Climate Leadership U.S. ETF
Schedule of Investments
June 30, 2022 (Unaudited)
		Shares	Value

COMMON STOCKS - 98.4%
Bermuda - 0.4%
Chemicals - 0.4%
Axalta Coating Systems, Ltd. (a)		26,795	$592,437

Canada - 0.4%
Commercial Services & Supplies - 0.4%
Waste Connections, Inc.		4,714	584,347

Cayman Islands - 0.2%
Specialty Retail - 0.2%
Volta, Inc. (a)(b)		215,937	280,718

Ireland - 0.4%
Health Care Equipment & Supplies - 0.4%
STERIS PLC		2,726	561,965

United States - 97.0%
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. - Class B		3,072	560,763
Auto Components - 0.9%
Gentex Corp.		22,578	631,507
QuantumScape Corp. (a)(b)		32,947	283,015
XL Fleet Corp. (a)		330,956	380,599
Total Auto Components			1,295,121
Automobiles - 0.5%
Arcimoto, Inc. (a)(b)		99,637	325,813
Tesla, Inc. (a)		613	412,806
Total Automobiles			738,619
Banks - 3.6%
Amalgamated Financial Corp.		36,650	724,937
Bank of Hawaii Corp.		7,849	583,966
Commerce Bancshares, Inc. (b)		9,200	603,980
Cullen Frost Bankers, Inc.		4,760	554,302
First Horizon Corp.		28,038	612,911
South State Corp.		8,072	622,755
SVB Financial Group (a)		1,178	465,298
Truist Financial Corp.		11,616	550,947
Washington Federal, Inc.		20,068	602,441
Total Banks			5,321,537
Biotechnology - 1.2%
Agios Pharmaceuticals, Inc. (a)(b)		22,626	501,618
Alnylam Pharmaceuticals, Inc. (a)(b)		4,033	588,213
Vertex Pharmaceuticals, Inc. (a)		2,525	711,520
Total Biotechnology			1,801,351
Building Products - 2.5%
A.O. Smith Corp.		10,309	563,697
Advanced Drainage Systems, Inc. (b)		5,544	499,348
Apogee Enterprises, Inc.		13,879	544,334
Armstrong World Industries, Inc.		7,317	548,482
Fortune Brands Home & Security, Inc.		8,866	530,896
Lennox International, Inc. (b)		2,554	527,631
Trex Co., Inc. (a)		10,082	548,662
Total Building Products			3,763,050
Capital Markets - 3.2%
Affiliated Managers Group, Inc.		4,673	544,872
Ares Management Corp. - Class A		8,109	461,078
Charles Schwab Corp.		7,812	493,562
Franklin Resources, Inc. (b)		23,590	549,882
Interactive Brokers Group, Inc. - Class A		9,993	549,715
MarketAxess Holdings, Inc.		1,936	495,635
MSCI, Inc.		1,310	539,917
Northern Trust Corp.		5,656	545,691
T. Rowe Price Group, Inc. (b)		4,357	494,999
Total Capital Markets			4,675,351
Commercial Services & Supplies - 3.1%
Cintas Corp.		1,550	578,972
Copart, Inc. (a)		5,250	570,465
MillerKnoll, Inc.		19,057	500,627
Pitney Bowes, Inc.		126,656	458,495
Republic Services, Inc.		4,971	650,554
Rollins, Inc. (b)		18,790	656,146
Steelcase, Inc. - Class A		55,115	591,384
Waste Management, Inc.		4,155	635,632
Total Commercial Services & Supplies			4,642,275
Communications Equipment - 2.0%
Arista Networks, Inc. (a)(b)		4,740	444,328
Ciena Corp. (a)		10,863	496,439
Cisco Systems, Inc.		11,812	503,664
F5 Networks, Inc. (a)		3,154	482,688
Juniper Networks, Inc. (b)		17,725	505,163
Motorola Solutions, Inc.		2,721	570,321
Total Communications Equipment			3,002,603
Construction & Engineering - 0.6%
Ameresco, Inc. - Class A (a)		8,286	377,510
Infrastructure and Energy Alternatives, Inc. (a)		55,579	446,300
Total Construction & Engineering			823,810
Construction Materials - 0.3%
Vulcan Materials Co.		3,587	509,713
Consumer Finance - 1.1%
Ally Financial, Inc. (b)		15,148	507,609
American Express Co.		3,524	488,497
Discover Financial Services		5,978	565,400
Total Consumer Finance			1,561,506
Containers & Packaging - 1.2%
AptarGroup, Inc.		5,606	578,595
Avery Dennison Corp.		3,786	612,840
Packaging Corp. of America		4,219	580,113
Total Containers & Packaging			1,771,548
Distributors - 1.0%
Genuine Parts Co.		5,227	695,191
LKQ Corp.		14,505	712,050
Total Distributors			1,407,241
Diversified Consumer Services - 1.1%
H&R Block, Inc. (b)		25,294	893,384
Service Corp International		10,007	691,684
Total Diversified Consumer Services			1,585,068
Diversified Financial Services - 0.8%
Cannae Holdings, Inc. (a)		27,534	532,508
Voya Financial, Inc. (b)		9,926	590,894
Total Diversified Financial Services			1,123,402
Diversified Telecommunication Services - 1.0%
ATN International, Inc.		16,515	774,718
Verizon Communications, Inc.		12,930	656,198
Total Diversified Telecommunication Services			1,430,916
Electrical Equipment - 3.2%
Array Technologies, Inc. (a)(b)		58,440	643,425
Blink Charging Co. (a)(b)		24,891	411,448
ChargePoint Holdings, Inc. (a)(b)		33,130	453,550
Eos Energy Enterprises, Inc. (a)(b)		157,561	190,649
FuelCell Energy, Inc. (a)(b)		114,341	428,779
Plug Power, Inc. (a)(b)		23,021	381,458
Rockwell Automation, Inc.		2,354	469,176
Romeo Power, Inc. (a)(b)		442,015	198,332
Shoals Technologies Group, Inc. - Class A (a)(b)		38,651	636,968
Stem, Inc. (a)(b)		59,820	428,311
Sunrun, Inc. (a)(b)		21,687	506,608
Total Electrical Equipment			4,748,704
Electronic Equipment, Instruments & Components - 3.4%
Badger Meter, Inc.		6,606	534,359
CDW Corp.		3,682	580,136
IPG Photonics Corp. (a)(b)		6,002	564,968
Itron, Inc. (a)		12,503	618,023
Keysight Technologies, Inc. (a)		4,170	574,835
Littelfuse, Inc. (b)		2,642	671,174
National Instruments Corp.		16,227	506,769
Trimble, Inc. (a)		9,130	531,640
Zebra Technologies Corp. - Class A (a)		1,593	468,262
Total Electronic Equipment, Instruments & Components			5,050,166
Entertainment - 1.2%
Liberty Media Corp-Liberty Formula One - Class C (a)		9,430	598,523
Live Nation Entertainment, Inc. (a)(b)		5,599	462,365
Netflix, Inc. (a)		1,759	307,596
Walt Disney Co. (a)(b)		4,803	453,403
Total Entertainment			1,821,887
Food & Staples Retailing - 0.9%
PriceSmart, Inc. (b)		8,352	598,254
Sysco Corp.		8,066	683,271
Total Food & Staples Retailing			1,281,525
Food Products - 1.4%
Beyond Meat, Inc. (a)(b)		13,635	326,422
Hain Celestial Group, Inc. (a)		19,147	454,550
Lamb Weston Holdings, Inc.		10,994	785,631
McCormick & Co., Inc. (b)		6,600	549,450
Total Food Products			2,116,053
Health Care Equipment & Supplies - 2.5%
ABIOMED, Inc. (a)		1,988	492,050
Align Technology, Inc. (a)		1,511	357,608
Cooper Cos.		1,578	494,103
DexCom, Inc. (a)		5,156	384,277
Edwards Lifesciences Corp. (a)		5,595	532,029
IDEXX Laboratories, Inc. (a)		1,205	422,630
ResMed, Inc.		2,717	569,564
Teleflex, Inc.		1,858	456,789
Total Health Care Equipment & Supplies			3,709,050
Health Care Providers & Services - 2.1%
AMN Healthcare Services, Inc. (a)(b)		6,314	692,709
Henry Schein, Inc. (a)(b)		7,555	579,771
Molina Healthcare, Inc. (a)		1,976	552,509
Patterson Cos, Inc. (b)		20,346	616,484
Quest Diagnostics, Inc.		4,813	640,033
Total Health Care Providers & Services			3,081,506
Health Care Technology - 0.2%
Teladoc Health, Inc. (a)(b)		9,131	303,241
Hotels, Restaurants & Leisure - 1.6%
Booking Holdings, Inc. (a)		281	491,466
Chipotle Mexican Grill, Inc. (a)		418	546,435
Expedia Group, Inc. (a)		3,366	319,198
Hilton Worldwide Holdings, Inc.		4,340	483,650
Marriott International, Inc.		3,748	509,765
Total Hotels, Restaurants & Leisure			2,350,514
Household Durables - 1.5%
DR Horton, Inc. (b)		8,840	585,120
NVR, Inc. (a)		148	592,613
Tempur Sealy International, Inc. (b)		23,590	504,118
TopBuild Corp. (a)		3,632	607,125
Total Household Durables			2,288,976
Household Products - 0.4%
Church & Dwight Co., Inc. (b)		6,629	614,243
Independent Power and Renewable Electricity Producers - 1.2%
Clearway Energy, Inc. - Class A		19,768	631,982
Ormat Technologies, Inc. (b)		8,050	630,718
Sunnova Energy International, Inc. (a)(b)		28,562	526,398
Total Independent Power and Renewable Electricity Producers			1,789,098
Insurance - 2.9%
Cincinnati Financial Corp.		4,844	576,339
Citizens, Inc. (a)(b)		155,331	650,837
Globe Life, Inc.		6,548	638,234
Hartford Financial Services Group, Inc.		9,173	600,189
MBIA, Inc. (a)		42,795	528,518
MetLife, Inc.		9,371	588,405
W R Berkley Corp.		9,891	675,160
Total Insurance			4,257,682
Interactive Media & Services - 0.7%
Alphabet, Inc. - Class A (a)		238	518,664
IAC/InterActiveCorp (a)		6,569	499,047
Total Interactive Media & Services			1,017,711
Internet & Direct Marketing Retail - 0.6%
Amazon.com, Inc. (a)		4,060	431,213
eBay, Inc.		11,503	479,330
Total Internet & Direct Marketing Retail			910,543
IT Services - 4.4%
Akamai Technologies, Inc. (a)		5,518	503,959
Broadridge Financial Solutions, Inc.		4,230	602,988
Fidelity National Information Services, Inc.		6,560	601,355
Fiserv, Inc. (a)		6,497	578,038
Gartner, Inc. (a)		2,216	535,895
Global Payments, Inc.		4,814	532,621
Jack Henry & Associates, Inc.		3,344	601,987
MasterCard, Inc. - Class A		1,844	581,745
Paychex, Inc. (b)		4,828	549,764
PayPal Holdings, Inc. (a)		5,696	397,809
VeriSign, Inc. (a)		2,962	495,631
Visa, Inc. - Class A (b)		2,972	585,157
Total IT Services			6,566,949
Leisure Products - 0.4%
Hasbro, Inc.		8,041	658,397
Life Sciences Tools & Services - 3.0%
Bio-Rad Laboratories, Inc. - Class A (a)		1,171	579,645
Bio-Techne Corp.		1,522	527,586
Danaher Corporation		2,246	569,406
Illumina, Inc. (a)		1,886	347,703
IQVIA Holdings, Inc. (a)		2,850	618,422
Mettler-Toledo International, Inc. (a)		481	552,558
Waters Corp. (a)		2,122	702,339
West Pharmaceutical Services, Inc.		1,605	485,304
Total Life Sciences Tools & Services			4,382,963
Machinery - 3.5%
Deere & Co.		1,586	474,959
Fortive Corp.		10,810	587,848
Hyliion Holdings Corp. (a)(b)		148,670	478,717
Hyzon Motors, Inc. (a)(b)		103,068	303,020
Illinois Tool Works, Inc.		3,147	573,541
Lightning eMotors, Inc. (a)(b)		115,545	320,060
Microvast Holdings, Inc. (a)		98,300	218,226
Proterra, Inc. (a)(b)		87,581	406,376
Watts Water Technologies, Inc. - Class A		4,718	579,559
Westinghouse Air Brake Technologies Corp.		6,849	562,166
Xylem, Inc.		7,726	604,018
Total Machinery			5,108,490
Media - 1.8%
Interpublic Group of Cos, Inc.		18,580	511,507
John Wiley & Sons, Inc. - Class A		12,420	593,179
Liberty Broadband Corp. - Class C (a)		4,868	562,936
New York Times Co. - Class A		14,369	400,895
TEGNA, Inc. (b)		29,402	616,560
Total Media			2,685,077
Oil, Gas & Consumable Fuels - 0.3%
Enviva, Inc.		8,321	476,128
Personal Products - 0.4%
Estee Lauder Cos., Inc. - Class A		2,418	615,792
Pharmaceuticals - 1.8%
Bristol-Myers Squibb Co.		9,019	694,463
Merck & Co, Inc.		8,028	731,913
Pfizer, Inc.		12,722	667,014
Zoetis, Inc.		3,493	600,412
Total Pharmaceuticals			2,693,802
Professional Services - 1.1%
Insperity, Inc.		6,560	654,885
Robert Half International, Inc.		5,768	431,966
Verisk Analytics, Inc. (b)		3,070	531,386
Total Professional Services			1,618,237
Real Estate Investment Trusts (REITs) - 4.4%
AvalonBay Communities, Inc.		2,653	515,345
Camden Property Trust		3,965	533,213
Four Corners Property Trust, Inc.		24,358	647,679
Gladstone Land Corp.		18,085	400,764
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)		13,888	525,800
Kimco Realty Corp.		26,664	527,147
Prologis, Inc.		4,080	480,012
Public Storage, Inc.		1,688	527,787
Regency Centers Corp.		9,234	547,669
SBA Communications Corp.		1,916	613,216
UDR, Inc.		11,480	528,539
Total Equity Real Estate Investment Trusts (REITs)			5,847,171
Road & Rail - 1.5%
AMERCO		1,105	528,444
JB Hunt Transport Services, Inc.		3,282	516,817
Landstar System, Inc. (b)		4,367	635,049
Old Dominion Freight Line, Inc.		2,206	565,354
Total Road & Rail			2,245,664
Semiconductors & Semiconductor Equipment - 6.8%
Advanced Micro Devices, Inc. (a)		6,024	460,655
Analog Devices, Inc.		3,988	582,607
Applied Materials, Inc.		4,998	454,718
Broadcom, Inc.		1,048	509,129
Enphase Energy, Inc. (a)		3,265	637,458
First Solar, Inc. (a)(b)		7,867	535,979
Intel Corp.		13,290	497,179
KLA Corp.		1,799	574,025
Lam Research Corp.		1,227	522,886
Micron Technology, Inc.		8,456	467,448
NVIDIA Corp.		2,416	366,241
ON Semiconductor Corp. (a)		10,520	529,261
Power Integrations, Inc.		7,107	533,096
Qorvo, Inc. (a)		5,308	500,651
Qualcomm, Inc.		4,311	550,687
Rambus, Inc. (a)		20,652	443,811
SunPower Corp. (a)(b)		30,662	484,766
Teradyne, Inc.		5,572	498,973
Texas Instruments, Inc.		3,591	551,757
Universal Display Corp.		3,946	399,098
Total Semiconductors & Semiconductor Equipment			10,100,425
Software - 5.4%
Adobe Systems, Inc. (a)		1,446	529,323
Ansys, Inc. (a)		2,074	496,287
Autodesk, Inc. (a)		3,074	528,605
Cadence Design System, Inc. (a)		4,006	601,020
Dolby Laboratories, Inc. - Class A		8,421	602,607
Fortinet, Inc. (a)		9,635	545,148
Intuit, Inc.		1,370	528,053
Microsoft Corp.		2,137	548,846
NCR Corp. (a)		16,388	509,831
Paycom Software, Inc. (a)		1,903	533,068
Salesforce, Inc. (a)		3,102	511,954
ServiceNow, Inc. (a)		1,183	562,540
Tyler Technologies, Inc. (a)		1,482	492,735
Workday, Inc. - Class A (a)		2,751	383,985
Zoom Video Communications, Inc. - Class A (a)		5,619	606,683
Total Software			7,980,685
Specialty Retail - 5.4%
Advance Auto Parts, Inc. (b)		3,183	550,945
American Eagle Outfitters, Inc. (b)		39,203	438,290
America’s Car-Mart, Inc. (a)(b)		8,177	822,606
AutoNation, Inc. (a)(b)		6,615	739,292
Best Buy Co, Inc. (b)		7,247	472,432
EVgo, Inc. (a)(b)		51,213	307,790
Foot Locker, Inc. (b)		22,205	560,676
Group 1 Automotive, Inc. (b)		3,925	666,465
Lowe’s Cos., Inc.		3,258	569,075
Penske Automotive Group, Inc. (b)		7,028	735,761
Ross Stores, Inc.		7,281	511,345
TJX Cos., Inc.		10,872	607,201
Tractor Supply Co.		2,823	547,239
Williams-Sonoma, Inc. (b)		4,543	504,046
Total Specialty Retail			8,033,163
Technology Hardware, Storage & Peripherals - 1.7%
3D Systems Corp. (a)		39,486	383,014
Apple, Inc.		3,774	515,981
Hewlett Packard Enterprise Co.		39,415	522,643
NetApp, Inc.		7,936	517,745
Western Digital Corporation (a)		13,267	594,760
Total Technology Hardware, Storage & Peripherals			2,534,143
Textiles, Apparel & Luxury Goods - 1.9%
Fossil Group, Inc. (a)(b)		68,322	353,225
Hanesbrands, Inc. (b)		44,232	455,147
PVH Corp.		8,598	489,226
Ralph Lauren Corp. (b)		5,807	520,598
Tapestry, Inc.		17,730	541,120
VF Corp. (b)		11,585	511,709
Total Textiles, Apparel & Luxury Goods			2,871,025
Thrifts & Mortgage Finance - 1.1%
Capitol Federal Financial, Inc.		60,534	555,702
New York Community Bancorp, Inc. (b)		61,439	560,938
TFS Financial Corp.		39,677	544,765
Total Thrifts & Mortgage Finance			1,661,405
Trading Companies & Distributors - 2.1%
Fastenal Co.		11,089	553,563
Herc Holdings, Inc.		3,943	355,461
MSC Industrial Direct Co., Inc. - Class A (b)		7,730	580,600
United Rentals, Inc. (a)		1,856	450,841
W.W. Grainger, Inc.		1,278	580,762
WESCO International, Inc. (a)		5,062	542,140
Total Trading Companies & Distributors			3,063,367
Water Utilities - 1.6%
American States Water Co.		7,399	603,092
American Water Works Co., Inc.		3,979	591,956
California Water Service Group		11,110	617,161
Middlesex Water Co.		6,262	549,052
Total Water Utilities			2,361,261
Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc. (a)(b)		5,133	690,594
Total United States			143,459,511
TOTAL COMMON STOCKS (Cost $165,379,782)			145,568,978

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 24.0%
Mount Vernon Liquid Assets Portfolio, LLC, 1.64% (c)		35,480,094	35,480,094
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $35,480,094)			35,480,094

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%
First American Government Obligations Fund - Class X, 1.29% (c)		2,254,551	2,254,551
TOTAL SHORT-TERM INVESTMENTS (Cost $2,254,551)			2,254,551

Total Investments (Cost $203,114,426) - 123.9%			183,303,623
Liabilities in Excess of Other Assets - (23.9)%			(35,374,550)
TOTAL NET ASSETS - 100.0%			$147,929,073

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
(a)	Non-income producing security.
(b)			All or a portion of this security was out on loan at June 30, 2022.
(c)			The rate shown is the annualized seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ”), ETFMG Prime 2x Daily Junior Silver Miners ETF (“SILX”), ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (“SINV”), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), ETFMG Alternative Harvest U.S. ETF (“MJUS”), ETFMG Alternative Harvest ETF (“MJ”), ETFMG 2x Daily Alternative Harvest ETF (“MJXL”), ETFMG 2x Daily Inverse Alternative Harvest ETF (“MJIN”), ETFMG 2x Daily Travel Tech ETF (“AWYX”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”), AI Powered Equity ETF (“AIEQ”) and ETFMG Real Estate Tech ETF (‘HHH”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2022, AIEQ, HACK, VALT, AWAY, GERM, MJUS, MJXL, MJIN, SINV, SILX, AWYX, IVES, ITEQ, HHH and ETHO did not hold any fair valued securities. As of June 30, 2022, SILJ held two fair valued securities and MJ, IPAY and GAMR held one fair valued security.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2022:

ETHO
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$145,568,978	$-	$-	$145,568,978
Short-Term Investments	2,254,551	-	-	2,254,551
Investments Purchased with Securities Lending Collateral*	-	-	-	35,480,094
Total Investments in Securities	$147,823,529	$-	$-	$183,303,623

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.
*** Swap contracts are derivative instruments, which are presented at the unrealized appreciation/depreciation on the instrument.